H. Bernt von Ohlen                                   [Allianz Logo]
Chief Legal Officer
Allianz Life Advisers, LLC
5701 Golden Hills Drive | Minneapolis Minnesota | 55416-1297
Telephone:  763-765-6330
Fax:        763-765-6355
bernt_vonohlen@allianzlife.com


January 24, 2008


VIA EDGAR


Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street
Washington, DC 20549


Re: Preliminary Information Statement for Allianz Variable Insurance Products Trust (SEC File Nos. 333-83423 and 811-09491)


Ladies and Gentlemen:

Accompanying this letter for filing pursuant to Rule 14c-5(a) of the Securities Exchange Act of 1934 is the preliminary information statement for the open-end investment company referenced above.

For the convenience of the staff in reviewing the information statement, a courtesy copy of the preliminary information statement is being sent by e-mail to the Office of Insurance Products of the Division of Investment Management.

Please contact me if you have any questions concerning this filing.


Sincerely,

By:    /s/ H. Bernt von Ohlen